Income and Expenses - Summary of Interest Income (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Interest income arising from revenue contracts with customers	₱ 294	₱ 299	₱ 414
Interest income on cash and cash equivalents (Note 16)	255	269	560
Interest income on financial instruments at amortized cost (Note 13)	59	13	143
Interest income on financial instruments at FVPL	12	23	8
Interest income on financial instruments at FVOCI		2	70
Interest income – others	33	50	15
Total interest income	₱ 653	₱ 656	₱ 1,210